Organization and Description of Business (PREMA LIFE PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
PREMA LIFE PTY. LTD. [Member]
Organization and Description of Business

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Prema Life Pty. Ltd. (“we,” “us,” “our,” the “Company,” or “Prema Life”) is a private limited liability company, incorporated in Australia.

Prema Life is a HACCP certified manufacturer and supplier of functional foods and supplements, and of practitioner only naturopathic and homeopathic medicines. Prema Life produces an extensive range of products including proteins, green blends, sports nutrition, weight management and maintenance, and health and wellness products.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Prema Life Pty. Ltd. (“we,” “us,” “our,” the “Company,” or “Prema Life”) is a private limited liability company, incorporated in Australia.

Prema Life is a HACCP certified manufacturer and supplier of functional foods and supplements, and of practitioner only naturopathic and homeopathic medicines. Prema Life produces an extensive range of products including proteins, green blends, sports nutrition, weight management and maintenance, and health and wellness products.